ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2012
ENTITY-WIDE DISCLOSURES [Abstract]
Schedule of Revenues by Geographic Area
	Year ended December 31,
	2012	2011	2010

Israel	$2,234	$948	$857
United States	16,568	10,729	6,051
Europe	3,646	2,191	1,693
Far East	1,478	869	968
Other	1,553	432	506

	$25,479	$15,169	$10,075